INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Less: accumulated amortization	$ (156,960)	$ (148,074)
Intangible assets, net	918,717	938,221
Land use rights, cost
Intangible assets, gross	557,011	579,695
Software, cost
Intangible assets, gross	517,105	$ 506,600
Other intangible assets, cost
Intangible assets, gross	$ 1,561